                                                             File No. 333-137048

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      / / Pre-Effective Amendment No. _____
                     /X/ Post-Effective Amendment No. __1__
                        (Check appropriate box or boxes)

                             VOYAGEUR TAX FREE FUNDS
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               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
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                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
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 Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
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 Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

                  Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:

  Class A, Class B and Class C Shares of beneficial interest, no par value, of
Delaware Tax-Free Minnesota Fund, one series of Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of
                               1940, as amended.

 It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 488 under the Securities Act of 1933, as amended.

                             --- C O N T E N T S ---

This Registration Statement includes the following:

         1.     Facing Page

         2.     Contents Page

         3.     Part A - Proxy Statement/Prospectus

         4.     Part B - Statement of Additional Information

         5.     Part C - Other Information

         6.     Signatures

         7.     Exhibits

                                     PART C

                                OTHER INFORMATION

Item 15.       Indemnification.  Article VI of the Amended and Restated  By-Laws
          (May  19,  2005)   incorporated  into  this  filing  by  reference  to
          Post-Effective Amendment No. 40 filed October 31, 2005.

          Insofar as indemnification  for liability arising under the Securities
          Act of 1933 may be  permitted to  Trustees,  officers and  controlling persons of the  Registrant  pursuant to the  provisions  described  in response to Item 15, or  otherwise,  the  Registrant  has been advised that in the opinion of the U.S.  Securities  and  Exchange  Commission such  indemnification is against public policy as expressed in the Act and is,  therefore,  unenforceable.  In the  event  that a  claim  for indemnification  against such  liabilities  (other than the payment by the Registrant of expenses  incurred or paid by a Trustee,  officer or controlling  person of the Registrant in the successful defense of any action,  suit or proceeding)  is asserted by such Trustee,  officer or controlling person in connection with the securities being registered, the Registrant  will,  unless in the opinion of its counsel the matter has  been  settled  by  controlling  precedent,  submit  to a court of appropriate  jurisdiction the question whether such indemnification by it is  against  public  policy  as  expressed  in the Act and  will be governed by the final adjudication of such issue.

Item 16.       Exhibits. The following exhibits are incorporated by reference to the Registrant's previously filed registration statements on Form N-1A indicated below, except as noted:

          (1)  Copies of the charter of the Registrant as now in effect;

               (a)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 33 filed August 16, 1999.

               (b)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed August 16, 1999.

          (2)  Copies of the existing bylaws or corresponding  instrument of the
               Registrant;

               (a)  Amended and Restated  By-Laws  (May 19,  2005)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 40 filed October 31, 2005.

          (3)  Copies  of any  voting  trust  agreement  affecting  more  than 5 percent of any class of equity securities of the Registrant;

               Not applicable.

          (4)  Copies of the agreement of acquisition,  reorganization,  merger, liquidation and any amendments to it;

               (a)  Form of  Agreement  and Plan of  Reorganization  between the
                    Registrant,  on behalf of Delaware Tax-Free  Minnesota Fund, and  Voyageur  Insured  Funds,  on  behalf  of  its  series,
                    Delaware Tax-Free  Minnesota Insured Fund, is filed herewith as Exhibit A to the Prospectus/Proxy Statement.

          (5)  Copies of all  instruments  defining the rights of holders of the securities  being registered  including,  where  applicable,  the relevant  portion of the articles of  incorporation or by-laws of the Registrant;

               (a)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of Agreement and Declaration of Trust (December 17, 1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed August 16, 1999.

               (b)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 40 filed October 31, 2005.

          (6)  Copies  of all  investment  advisory  contracts  relating  to the management of the assets of the Registrant.

               (a)  Executed Investment  Management Agreement (November 1, 1999)
                    between  Delaware  Management  Company (a series of Delaware
                    Management  Business Trust) and the Registrant  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 35 filed October 30, 2000.

          (7)  Copies of each underwriting or distribution  contract between the
               Registrant and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

               (a)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement  (April  19,  2001)
                         between Delaware Distributors,  L.P. and the Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 36 filed October 31, 2001.

                    (ii) Form  of   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement  between  Lincoln
                         Financial Distributors, Inc. and Delaware Distributors,
                         L.P. on behalf of the Registrant incorporated into this
                         filing by reference to Post-Effective  Amendment No. 42
                         filed January 3, 2007.

                    (iii) Dealer's  Agreement  (January 2001)  incorporated into this filing by  reference to  Post-Effective  Amendment
                         No. 37 filed November 18, 2002.

                    (iv) Vision Mutual Fund Gateway(R)Agreement  (November 2000)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  37 filed  November  18,
                         2002.

                    (v)  Registered Investment Advisers Agreement (January 2001)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  37 filed  November  18,
                         2002.

                    (vi) Bank/Trust  Agreement  (August 2004)  incorporated into this filing by  reference to  Post-Effective  Amendment
                         No. 39 filed December 3, 2004.

          (8)  Copies of all bonus,  profit sharing,  pension,  or other similar contracts  or  arrangements  wholly or partly for the  benefit of trustees or officers of the Registrant in their capacity as such.
               Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

               Not applicable.

          (9)  Copies of all custodian agreements and depository contracts under
               Section 17(f) of the  Investment  Company Act of 1940, as amended
               (the "1940 Act") for  securities  and similar  investments of the
               Registrant, including the schedule of remuneration;

               (a)  Amended  and  Restated  Mutual  Fund  Custody  and  Services
                    Agreement  (May 2002)  between  Mellon  Bank,  N.A.  and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 37 filed November 18, 2002.

               (b)  Executed  Amendment  (November  28, 2003) to the Amended and
                    Restated   Mutual  Fund  Custody  and   Services   Agreement
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 39 filed December 3, 2004.

          (10) Copies of any plan  entered into by  Registrant  pursuant to Rule
               12b-1  under  the 1940  Act and any  agreements  with any  person relating to  implementation  of the plan,  and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940
               Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan, and a copy of the portion of
               the  minutes  of  the  meeting  of  the   Registrant's   trustees
               describing any action taken to revoke the plan;

               (a)  Plans under Rule 12b-1 for Class A, B and C (April 19, 2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed October 31, 2001.

               (b)  Plan under Rule  18f-3.  Plan under Rule 18f-3  (August  31,
                    2006)  incorporated  into this filing by  reference  to Form
                    N-14 filed September 1, 2006.

          (11) An opinion  and  consent of  counsel  as to the  legality  of the securities being registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

               (a)  Opinion and Consent of Counsel  (January 18, 2007)  relating to the Registrant incorporated into this filing by reference to Form N-14 filed January 18, 2007.

          (12) An  opinion,  and consent to their use, of counsel or, in lieu of an  opinion,  a copy of the  revenue  ruling  from  the  Internal
               Revenue  Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

               (a)  Opinion and Consent of Counsel  (April 13, 2007) relating to the Registrant attached as Exhibit No. EX-99.12.a.

          (13) Copies of all material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be  performed  in whole or in part on or after the date of filing the  registration statement;

               (a)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 36 filed October 31, 2001.

                    (i)  Executed   Schedule  B   (December   1,  2006)  to  the
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 42
                         filed January 3, 2007.

                    (ii) Executed Letter  Amendment to the Shareholder  Services
                         Agreement  (August  23,  2002)  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 38
                         filed October 31, 2003.

               (b)  Executed  Delaware Group of Funds Fund Accounting  Agreement
                    (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 29 filed August 28, 1997.

                    (i)  Executed   Schedule  B  (May  19,   2005)  to  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 40 filed October 31, 2005.

                    (ii) Executed Amendment No. 31 (August 31, 2006) to Schedule
                         A of the  Delaware  Investments  Family  of Funds  Fund
                         Accounting  Agreement  incorporated into this filing by
                         reference to Form N-14 filed September 1, 2006.

               (c)  Form of Advisory Expense  Limitation  Letter (December 2006)
                    between  Delaware  Management  Company  and  the  Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 42 filed January 3, 2007.

          (14) Copies  of  any  other  opinions,  appraisals,  or  rulings,  and consents to their use,  relied on in preparing  the  registration statement  and  required  by Section 7 of the  Securities  Act of
               1933, as amended (the "1933 Act" or "Securities Act");

               (a)  Consent of Independent  Registered  Public  Accounting  Firm
                    (January 2007) incorporated into this filing by reference to
                    Form N-14 filed January 18, 2007.

          (15) All financial statements omitted pursuant to Item 14(a)(1);

               Not applicable.

          (16) Manually signed copies of any power of attorney pursuant to which the  name of any  person  has  been  signed  to the  registration statement; and

               (a)  Powers of Attorney  (November  15, 2006)  incorporated  into this filing by reference to Post-Effective  Amendment No. 42 filed January 3, 2007.

          (17) Any additional exhibits which the Registrant may wish to file.

               (a)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006)  incorporated  into this filing by reference to Form N-14 filed September 1, 2006.

               (b)  Code of Ethics for Delaware Investments (Delaware Management
                    Business  Trust,  Delaware  Management  Company and Delaware
                    Distributors,  L.P.) (February 2006)  incorporated into this filing by reference to Form N-14 filed September 1, 2006.

               (c)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005)  incorporated  into this filing by reference to Form N-14 filed September 1, 2006.

Item 17.       Undertakings.

          (1)  The  undersigned  Registrant  agrees  that  prior  to any  public reoffering  of the  securities  registered  through  the use of a prospectus  which is part of this  registration  statement by any person or party who is deemed  to be an  underwriter  within  the meaning of Rule  145(c) of the  Securities  Act,  the  reoffering prospectus  will  contain  the  information  called  for  by  the applicable  registration  form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2)  The undersigned  Registrant  agrees that every prospectus that is filed  under  paragraph  (1)  above  will be  filed as part of an amendment  to the  registration  statement  and  will not be used until the amendment is effective,  and that, in  determining  any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new  registration  statement for the securities offered therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the  requirements  of the  Securities  Act of 1933, as amended,
(the "1933 Act"), the Registrant certifies that it meets all of the requirements for  effectiveness  of this  Registration  Statement under Rule 485(b) under the
1933 Act and has duly caused  this  Registration  Statement  to be signed on its behalf by the undersigned,  duly authorized, in the City of Philadelphia and the
Commonwealth of Pennsylvania on this 25th day of April, 2007.

                                   VOYAGEUR TAX FREE FUNDS

                                   By:      /s/ Patrick P. Coyne
                                            Patrick P. Coyne
                                            Chairman//President/Chief Executive
                                            Officer

     As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                    Title                                 Date

/s/ Patrick P. Coyne         Chairman/President/                April 25, 2007
Patrick P. Coyne             Chief Executive Officer
                             (Principal Executive Officer)
                             and Trustee

Thomas L. Bennett      *     Trustee                            April 25, 2007
Thomas L. Bennett

John A. Fry            *     Trustee                            April 25, 2007
John A. Fry

Anthony D. Knerr       *     Trustee                            April 25, 2007
Anthony D. Knerr

Lucinda S. Landreth    *     Trustee                            April 25, 2007
Lucinda S. Landreth

Ann R. Leven           *     Trustee                            April 25, 2007
Ann R. Leven

Thomas F. Madison      *     Trustee                            April 25, 2007
Thomas F. Madison

Janet L. Yeomans       *     Trustee                            April 25, 2007
Janet L. Yeomans

J. Richard Zecher      *     Trustee                            April 25, 2007
J. Richard Zecher

Richard Salus          *     Senior Vice President/             April 25, 2007
Richard Salus                Chief Financial Officer
                             (Principal Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                (Pursuant to Powers of Attorney previously filed)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS
                                       TO
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.         Exhibit

EX-99.12.a.         Opinion and Consent of Counsel (April 13, 2007) relating
                    to the Registrant